Condensed Consolidated Financial Information (Details 2) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Condensed Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 2,562,500	$ 1,968,200	$ 1,872,200	$ 1,953,900	$ 2,079,100	$ 2,067,500	$ 1,989,600	$ 2,017,300	$ 8,356,783	$ 8,153,495	$ 8,218,180
Cost of revenue	2,433,400	1,859,700	1,784,800	1,875,700	1,938,900	1,935,700	1,889,700	1,939,200	7,953,607	7,703,507	7,796,321
Gross profit	129,100	108,500	87,400	78,200	140,200	131,800	99,900	78,100	403,176	449,988	421,859
Equity in (losses) earnings of joint ventures	8,400	6,000	7,400	36,100	6,400	4,100	7,900	5,900	57,924	24,319	48,650
General and administrative expenses	(15,500)	(15,100)	(26,400)	(23,900)	(23,900)	(24,000)	(27,300)	(22,100)	(80,908)	(97,318)	(80,903)
Goodwill, Impairment Loss											336,000
Acquisition and integration expenses	(19,500)	(7,800)							(27,310)
Income (Loss) from operations	102,500	91,600	68,400	90,400	122,700	111,900	80,500	61,900	352,882	376,989	53,606
Other (expense) income	1,900	1,000	(200)		1,500	1,200	100	700	2,748	3,522	10,603
Interest expense	(10,100)	(9,800)	(10,500)	(10,400)	(10,200)	(11,700)	(11,900)	(10,900)	(40,842)	(44,737)	(46,726)
(Loss) income before income tax expense	94,300	82,800	57,700	80,000	114,000	101,400	68,700	51,700	314,788	335,774	17,483
Income tax (benefit) expense	29,600	13,700	15,200	23,500	35,800	30,100	14,000	12,700	82,024	92,578	74,416
Net income (loss)	64,700	69,100	42,500	56,500	78,200	71,300	54,700	39,000	232,764	243,196	(56,933)
Noncontrolling interests in income of consolidated subsidiaries, net of tax	(600)	100	(2,300)	(100)	(1,700)	(500)	(900)	(900)	(2,910)	(3,953)	(1,634)
Net income (loss) attributable to AECOM	$ 64,100	$ 69,200	$ 40,200	$ 56,400	$ 76,500	$ 70,800	$ 53,800	$ 38,100	229,854	239,243	(58,567)
Eliminations
Condensed Statements of Operations and Comprehensive Income (Loss)
Revenue									(34,500)	(41,100)	(51,200)
Cost of revenue									(34,500)	(41,100)	(51,200)
Equity in earnings from subsidiaries									(387,600)	(385,400)	(100,000)
Income (Loss) from operations									(387,600)	(385,400)	(100,000)
Other (expense) income									(700)	(300)	(1,900)
Interest expense									700	300	1,900
(Loss) income before income tax expense									(387,600)	(385,400)	(100,000)
Income tax (benefit) expense									6,800	6,800	9,700
Net income (loss)									(394,400)	(392,200)	(109,700)
Net income (loss) attributable to AECOM									(394,400)	(392,200)	(109,700)
Parent
Condensed Statements of Operations and Comprehensive Income (Loss)
Equity in earnings from subsidiaries									346,700	334,300	42,400
General and administrative expenses									(80,900)	(97,300)	(80,900)
Acquisition and integration expenses									(27,300)
Income (Loss) from operations									238,500	237,000	(38,500)
Other (expense) income									500	1,400	2,000
Interest expense									(37,700)	(43,200)	(44,400)
(Loss) income before income tax expense									201,300	195,200	(80,900)
Income tax (benefit) expense									(28,600)	(44,100)	(22,400)
Net income (loss)									229,900	239,300	(58,500)
Net income (loss) attributable to AECOM									229,900	239,300	(58,500)
Guarantor Subsidiaries
Condensed Statements of Operations and Comprehensive Income (Loss)
Revenue									3,609,400	3,784,100	3,959,400
Cost of revenue									3,451,600	3,617,500	3,850,800
Gross profit									157,800	166,600	108,600
Equity in earnings from subsidiaries									40,900	51,100	57,600
Equity in (losses) earnings of joint ventures									15,000	12,700	32,500
Goodwill, Impairment Loss											(181,000)
Income (Loss) from operations									213,700	230,400	17,700
Other (expense) income									900		800
Interest expense									(700)	(100)	(400)
(Loss) income before income tax expense									213,900	230,300	18,100
Income tax (benefit) expense									34,300	51,500	4,900
Net income (loss)									179,600	178,800	13,200
Net income (loss) attributable to AECOM									179,600	178,800	13,200
Non-Guarantor Subsidiaries
Condensed Statements of Operations and Comprehensive Income (Loss)
Revenue									4,781,900	4,410,500	4,310,000
Cost of revenue									4,536,500	4,127,100	3,996,700
Gross profit									245,400	283,400	313,300
Equity in (losses) earnings of joint ventures									42,900	11,600	16,100
Goodwill, Impairment Loss											(155,000)
Income (Loss) from operations									288,300	295,000	174,400
Other (expense) income									2,000	2,400	9,700
Interest expense									(3,100)	(1,700)	(3,800)
(Loss) income before income tax expense									287,200	295,700	180,300
Income tax (benefit) expense									69,500	78,400	82,200
Net income (loss)									217,700	217,300	98,100
Noncontrolling interests in income of consolidated subsidiaries, net of tax									(2,900)	(4,000)	(1,700)
Net income (loss) attributable to AECOM									$ 214,800	$ 213,300	$ 96,400